Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement
Schedule of assets and liabilities measured at fair value on a recurring basis

As of December 31, 2018 and 2019, assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value at
	December 31,
Description	2019	Level 1	Level 2	Level 3
Investment securities (Note 6)	2,318	2,318	—	—
Contingent consideration (Note 5)	(17,704)	—	—	(17,704)

	Fair value at
	December 31,
Description	2018	Level 1	Level 2	Level 3
Investment securities (Note 6)	26,032	26,032	—	—
Put option (Note 4)	7,898	—	—	7,898
Contingent consideration (Note 5)	(15,869)	—	—	(15,869)

Schedule of reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs

		Contingent
	Put option	consideration
Balance as of December 31, 2017	—	—
Initial recognition	5,496	(15,974)
Total gains for the period included in earnings	2,402	105
Balance as of December 31, 2018	7,898	(15,869)
Initial recognition	—	(697)
Payment during the year	—	1,344
Total gains for the period included in earnings	633	(2,510)
Exercised during the year	(8,531)	—
Foreign currency translation	—	28
Balance as of December 31, 2019	—	(17,704)